[GRAPHIC OF FLAGS OMITTED]

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2000

                            [GRAPHIC OF 5 STARS OMITTED]

                   MORNINGSTAR RATED[TRADEMARK] GABELLI GLOBAL
               TELECOMMUNICATIONS FUND 5 STARS OVERALL AND FOR THE
           THREE-YEAR PERIOD ENDED 09/30/00 AMONG 3876 DOMESTIC EQUITY
                       FUNDS, AND FOR THE FIVE-YEAR PERIOD
                ENDED 09/30/00 AMONG 2419 DOMESTIC EQUITY FUNDS.

TO OUR SHAREHOLDERS,

      Telecommunications stocks continued to struggle in the third quarter of 2000. Profit taking, concern over valuations, a slowdown in headline-making deals, and pricing pressure in the most competitive sectors of the industry combined to undermine U.S. telecommunications stocks. With rising oil prices and the plummeting Euro threatening economic growth on the continent, European telecommunications stocks declined sharply.

      Looking ahead, it may take some time for the clouds over the telecommunications industry to dissipate. However, the longer term outlook remains promising, with technology, deregulation, and consolidation continuing to propel business values.

INVESTMENT PERFORMANCE

      For the third quarter ended September 30, 2000, The Gabelli Global Telecommunications Fund Class AAA Shares' (the "Fund") net asset value declined 6.18%. The Morgan Stanley Capital International World Free Index of global equity markets and Salomon Smith Barney Global Telecommunications Index declined 5.42% and 16.62%, respectively, over the same period. Each index is an unmanaged indicator of stock market performance. The Fund was up 15.84% over the trailing twelve-month period. The Morgan Stanley World Free Index and Salomon Smith Barney Global Telecommunications Index rose 8.01% and 19.80%, respectively, over the same twelve-month period.

      For the five-year period ended September 30, 2000, the Fund's total return averaged 25.71% annually, versus average annual returns of 14.13% and 20.22% for the Morgan Stanley World Free Index and Salomon Smith Barney Global Telecommunications Index, respectively. Since inception on November 1, 1993 through September 30, 2000, the Fund had a cumulative total return of 256.00%, which equates to an average annual total return of 20.14%.

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk adjusted performance as of September 30, 2000 and are subject to change every month. Morningstar ratings are calculated from a Fund's three, five and ten-year average annual returns in excess of 90-day T-Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-Bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.

INVESTMENT RESULTS (CLASS AAA SHARES) (a)
-------------------------------------------------------------------------------------------------------------
                                                                       Quarter
                                                    -----------------------------------------
                                                     1st         2nd        3rd        4th          Year
                                                     ---         ---        ---        ---          ----
2000:    Net Asset Value ....................       $28.28     $25.41      $23.84        --           --
         Total Return .......................         4.9%     (10.2)%      (6.2)%       --           --
-------------------------------------------------------------------------------------------------------------
1999:    Net Asset Value ....................       $19.18     $21.95      $22.88      $26.95       $26.95
         Total Return .......................        15.4%      14.4%        4.2%       31.0%        80.3%
-------------------------------------------------------------------------------------------------------------
1998:    Net Asset Value ....................       $15.91     $16.22      $14.48      $16.62       $16.62
         Total Return .......................        19.4%       1.9%      (10.7)%      24.0%        34.8%
-------------------------------------------------------------------------------------------------------------
1997:    Net Asset Value ....................       $11.29     $13.17      $14.22      $13.32       $13.32
         Total Return .......................         0.1%      16.7%        7.9%        4.6%        31.9%
-------------------------------------------------------------------------------------------------------------
1996:    Net Asset Value ....................       $11.72     $12.16      $11.73      $11.28       $11.28
         Total Return .......................         5.4%       3.8%       (3.5)%       3.3%         9.0%
-------------------------------------------------------------------------------------------------------------
1995:    Net Asset Value ....................        $9.77     $10.29      $11.12      $11.12       $11.12
         Total Return .......................         0.4%       5.3%        8.1%        1.6%        16.2%
-------------------------------------------------------------------------------------------------------------
1994:    Net Asset Value ....................        $9.68      $9.62      $10.38       $9.73        $9.73
         Total Return .......................        (5.1)%     (0.6)%       7.9%       (5.3)%       (3.7)%
-------------------------------------------------------------------------------------------------------------
1993:    Net Asset Value ....................         __         __           __       $10.20       $10.20
         Total Return .......................         __         __           __         3.0%(b)      3.0%(b)
-------------------------------------------------------------------------------------------------------------

        -----------------------------------------------------------
                        Average Annual Return (Class AAA)
                        ---------------------------------
                              September 30, 2000 (a)
                              ----------------------

           1 Year ....................................    15.84%
           5 Year ....................................    25.71%
           Life of Fund (b) ..........................    20.14%
        -----------------------------------------------------------


                   Dividend History
-------------------------------------------------------
Payment (ex) Date   Rate Per Share   Reinvestment Price
-----------------   --------------   ------------------
December 27, 1999       $2.940           $26.31
December 28, 1998       $1.310           $16.38
December 30, 1997       $1.550           $13.28
December 31, 1996       $0.840           $11.28
December 29, 1995       $0.182           $11.12
December 30, 1994       $0.095           $ 9.73
December 31, 1993       $0.102           $10.20

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses for Class AAAShares. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. (b) From commencement of investment operations on November 1, 1993. Note: Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
--------------------------------------------------------------------------------

MULTI-CLASS SHARES

      The Gabelli Global Series Funds, Inc. began offering additional classes of Fund shares in March 2000. The existing shares remain no-load and have been redesignated as "Class AAA" Shares. Class A, Class B and Class C Shares are targeted to the needs of investors who seek advice through financial consultants. For the third quarter ended September 30, 2000, the Gabelli Global Telecommunications Fund Class A Shares, Class B Shares and Class C Shares declined 6.22%, 6.30% and 6.30%, respectively. The Class A Shares, Class B Shares and Class C Shares ended the third quarter with net asset values of $23.84, $23.80 and $23.80, respectively.

GLOBAL ALLOCATION

      The accompanying chart presents the Fund's holdings by geographic region as of September 30, 2000. The geographic allocation will change based on current global market conditions. Countries and/or regions represented in the chart and below may or may not be included in the Fund's future portfolio.

INDUSTRY ALLOCATION

      The accompanying chart depicts the Fund's holdings by industry sector as of September 30, 2000. Industry sectors represented in the chart and below may or may not be included in the Fund's future portfolio.



                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     HOLDINGS BY GEOGRAPHIC REGION - 9/30/00

                               UNITED STATES 55.2%
                                   CASH 13.9%
                                  EUROPE 10.5%
                                   CANADA 7.3%
                              ASIA/PACIFIC RIM 5.6%
                                   JAPAN 4.5%
                               LATIN AMERICA 3.0%


                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      HOLDINGS BY INDUSTRY SECTOR - 9/30/00

                             WIRELESS/SATELITE 30.7%
                                   LOCAL 16.4%
                                   CASH 13.9%
                                 NATIONAL 13.5%
                                CABLE/MEDIA 11.0%
                               LONG DISTANCE 5.8%
                                 EQUIPMENT 4.3%
                                 UTILITIES 2.7%
                                 BROADBAND 0.9%
                             BUSINESS SERVICES 0.8%

COMMENTARY

A PAUSE THAT REFRESHES?

      Telecommunications stocks produced exceptional returns in the 1997-99 period. This year, they have been badly tarnished. This is partially the result of good old-fashioned profit taking in stocks that had delivered spectacular returns and whose valuations had become somewhat extended.

      However, there are other factors that have temporarily soured investors on telecommunication stocks. The number of blockbuster deals has decreased as U.S. regulators have voiced concerns over anti-competitive issues and European governments have gotten in the way of cross border telecom transactions. The WorldCom/Sprint merger has been derailed by U.S. regulators, forcing international telephone giants like Deutsche Telecom to put some of their plans for expansion into the U.S. on hold. The government of the Netherlands killed a proposed merger of Royal KPN and Telefonica de Espana, and Norway and Sweden couldn't come to terms over the proposed combination of Telia and Telenor. Smaller deals are getting done; however, these deals don't generate the kind of headlines that captivate investors.

      Is the global consolidation of the telecommunications industry threatened by anti-trust regulators and the nationalistic impulses of foreign governments? In our opinion, only temporarily. Further consolidation makes economic sense in the increasingly global marketplace for seamless telecommunications networks and services. We don't think anti-trust regulators have the political support here or abroad to stall deals for long, and we have confidence that foreign governments will eventually realize that globalization is essential to survival.

      The constricted capital markets are also causing some disruption. As a result of the "dot.com" stock massacre, the new issue market appears to be closed for the season and venture capital firms have pulled in their horns. Internet start-ups are not the only companies being hurt. Some very promising young telecommunications companies are just not going to be able to survive without being able to tap the equities or venture capital markets for cash infusions. These cash-burn casualties will be bought up by larger entities at bottom basement prices, indiscriminately depressing asset values for more worthy competitors. For example, Time Warner Telecom scooped up bankrupt Competitive Local Exchange Carrier (CLEC) GST Communications at a fire sale price. Shortly thereafter, virtually every CLEC stock got shelled. Guilt by association doesn't hold up in court. The innocent will be vindicated in the market as well.

      Telecommunications companies do face serious challenges in the years ahead. Not all will succeed. The long distance telephony market is besieged by cutthroat competition and pricing. This will likely continue for the foreseeable future as margins and earnings are sacrificed on the altar of market share. Well-financed CLECs will continue to take market share from the Regional Bell Operating Companies (RBOCs). As new technologies are developed, other established telecommunications franchises will lose market share to technologically superior upstarts.

      All things considered, how do we feel about the media and telecommunications stocks that have rewarded us so generously over the past several years, but performed so poorly in 2000? Just fine thank you. Rapid change presents risks and opportunities. There are going to be big winners and losers in the telecommunications industry. Going forward, stock selection will be the key to making money in these dynamic industries.

THE SCORECARD

      Losers outnumbered winners in the portfolio in the third quarter 2000. We saw good gains in wireless service providers Leap Wireless and Telephone & Data Systems. Some of our Energy and Utilities holdings, including El Paso Electric Company and SCANA Corporation, also performed well. Broadcasters Paxson Communications and Chris-Craft, which is being acquired by News Corp., posted good gains.

      European telecommunications stocks dominated our losers list, with Royal KPN, Deutsche Telekom, and France Telecom declining sharply. Sprint and WorldCom both fell this quarter after their proposed merger was effectively killed by anti-trust complications. Telecommunication equipment giant Lucent Technologies continued to be punished for flagging earnings.

LET'S TALK STOCKS

      The following are stock specifics on selected holdings of our Fund. Favorable earnings prospects do not necessarily translate into higher stock prices, but they do express a positive trend which we believe will develop over time. The share prices of the following holdings are stated in U.S. dollar equivalent terms as of September 30, 2000.

AT&T WIRELESS GROUP (AWE - $20.875 - NYSE), owned by AT&T Corp., is the third largest wireless carrier in the U.S., with licenses covering about 200 million people and serving over 10 million customers. The company was spun-off as a tracking stock with AT&T maintaining majority control. AWE is intended to track the performance of fixed and mobile wireless initiatives of AT&T. AT&T plans to distribute its remaining ownership of AWE to its shareholders within the next six to twelve months.

CABLE & WIRELESS PLC (CWP - $14.27 - NYSE) is a United Kingdom-based provider of global telecommunications network services. Its key assets include: ownership in leading voice, data & ISP networks in the U.K. and U.S.; numerous stakes in undersea telecom network routes; and a strong regional presence in Asia/Pacific, Europe and the Caribbean/Latin America. Sale of Cable & Wireless HKT plc to Pacific Century Cyberworks (PCW - $11.00 - NYSE) closed on August 17, 2000. As a result of this transaction, CWP will hold a meaningful position in PCW.

CENTURYTEL INC. (CTL - $27.25 - NYSE), based in Monroe, Louisiana, is the eighth largest local telephone company in the U.S., with over 1.2 million access lines in the south and midwest. CenturyTel also has over 700,000 cellular customers. Through acquisitions, CTL has created clusters of rural telephone and cellular companies within commuting distance of metropolitan areas in states including Wisconsin, Michigan, Ohio, Louisiana and Arkansas. With the $2.2 billion acquisition of Portland-based Pacific Telecom, CTL has added seven states, ten cellular markets and 640,000 access lines to its customer base. The acquired operations have nearly doubled Century's revenues. The company recently announced that it is acquiring about 460,000 access lines in 3 states for $1.5 billion. The company continues to build value through other ventures, primarily its long distance and CLEC operations.

LIBERTY MEDIA GROUP (LMG'A - $18.00 - NYSE), run by savvy media investor John Malone, is engaged in businesses that provide programming services (including production, acquisition and distribution through all media formats) as well as businesses engaged in electronic retailing, direct marketing and other services. LMG holds interests in globally branded entertainment networks such as Discovery Channel, USA Network, QVC, Encore and STARZ!. Liberty's investment portfolio also includes interests in international video distribution businesses, international telephony and domestic wireless companies, plant and equipment manufacturers, and other businesses related to broadband services. Liberty Media Group Class A and Class B common stock are tracking stocks of AT&T.

NTT MOBILE COMMUNICATION NETWORK INC. (9437.T - $28,687.77 - TOKYO STOCK EXCHANGE) is Japan's leading mobile communications provider. The company provides cellular service, paging service, satellite mobile communications, and the Personal Handyphone System ("PHS") mobile computing platform. NTT continues to benefit from the growing trend of mobile data transmission as its I-Mode system gains popularity. NTT Mobile Communications is now well know as NTT DoCoMo in Japan.

SBC COMMUNICATIONS INC. (SBC - $50.00 - NYSE) is the second largest regional Bell operating company in the U.S., with over 60 million domestic and seven million proportionate international access lines. SBC also serves over 12.2 million domestic and over four million proportionate international wireless customers. SBC has a strong presence in Europe through its ownership of TeleDanmark (TLD - $28.125 - NYSE), Belgacom, Cegetel and other companies as well as in Canada through ownership of Bell Canada (BCICF - $21.625 - Nasdaq) and in Mexico through Telmex (TMX - $53.1875 - NYSE). In April, SBC announced the formation of a wireless joint venture with BellSouth (BLS - $40.25 - NYSE). The combination was complete in October 2000, and resulted in forming Cingular Wireless, the second largest wireless carrier in the U.S., behind Verizon Wireless (VZ - 48.4375 -
NYSE), serving over 19 million customers.

TELEPHONE & DATA SYSTEMS INC. (TDS - $110.70 - AMEX) is a diversified telecommunications service company with cellular telephone, local telephone and personal communications services ("PCS") operations. TDS serves 3.7 million customers in 35 states. TDS conducts the vast majority of its cellular operations through its 81% owned United States Cellular Corp. (USM - $70.00 -
AMEX) and conducts its telephone operations through its wholly-owned TDS Telecommunications Corp. ("TDS Telecom") subsidiary, a full-service local exchange carrier. Having completed a merger of its 82%-owned PCS subsidiary Aerial Communications with VoiceStream Wireless (VSTR - $116.0625 - Nasdaq), TDS now owns 35.6 million shares of VSTR valued at over $4.0 billion. VSTR is in the process of being acquired by Deutsche Telecom (DT - $34.25 - NYSE), a former German phone monopoly, for 3.2 DT shares plus $30 in cash per VSTR share.

U.S. CELLULAR CORP. (USM - $70.00 - AMEX) is an 81% owned subsidiary of TDS and is a wireless carrier with cellular licenses covering over 25 million people primarily in rural and suburban markets. USM currently serves over 2.8 million subscribers and is an important roaming partner for national wireless carriers such as AT&T Wireless (AWE - $20.875 - NYSE), Verizon Wireless, and Sprint PCS (PCS - $35.125 - NYSE).

VERIZON COMMUNICATIONS (VZ - $48.4375 - NYSE) was formed by the merger of Bell Atlantic and GTE, and a combination of the wireless assets of the combined company with U.S. assets of Vodafone Group plc (VOD - $37.00 - NYSE). Verizon is one of the world's leading providers of high-growth communications services. Verizon companies are the largest providers of wireline and wireless communications in the United States, with 95 million access line equivalents and 25 million wireless customers. Verizon is also the world's largest provider of print and on-line directory information. Verizon's global presence extends to 40 countries in the Americas, Europe, Asia and the Pacific.

VOICESTREAM WIRELESS CORP. (VSTR - $116.0625 - NASDAQ) is one of the two remaining independent U.S. national wireless service providers with PCS licenses covering over 220 million people. VoiceStream was spun-off of Western Wireless about 18 months ago and is the only national carrier utilizing GSM (Global System for Mobile Communication) technology, a dominant standard in Europe. VSTR is in the process of being acquired by Deutsche Telecom, a former German phone monopoly, for 3.2 Deutsche Telecom shares plus $30 in cash per VSTR share. The merger is pending regulatory approval and is expected to close in 2001. DT ownership will provide VSTR with significant financial resources and allow it to aggressively build out its licensed territory and gain market share in the growing domestic wireless industry.

MINIMUM INITIAL INVESTMENT - $1,000

      The Fund's minimum initial investment for regular accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Fund and other Gabelli Funds are available through the no-transaction fee programs at many major brokerage firms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

IN CONCLUSION

      Telecommunications stocks enjoyed a long and breathtaking ride from 1997 through 1999. They have retreated in 2000, leaving some investors wondering if the party is over. We think it is far from over. Consolidation has temporarily slowed, but we believe the economic necessity of building larger, globally competitive telecommunications companies will prevail over regulatory restraint and government interference. There will be profit potholes as technology continues to change the telecommunications landscape. However, telecommunications will continue to be a growth business that should continue to generously reward disciplined selective investors.

      The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554). The Fund's Nasdaq symbol is GABTX. Please call us during the business day for further information.

                                   Sincerely,

               /S/ SIGNATURE                         /S/ SIGNATURE
               MARIO J. GABELLI, CFA                 MARC J. GABELLI
               Portfolio Manager and                 Associate Portfolio Manager
               Chief Investment Officer

                                                     /S/ SIGNATURE
                                                     IVAN ARTEAGA, CFA
                                                     Associate Portfolio Manager

October 16, 2000

----------------------------------------------------------------------------
                           TOP TEN HOLDINGS
                          SEPTEMBER 30, 2000
                          ------------------
Telephone & Data Systems Inc.         CenturyTel Inc.
Verizon Communications                AT&TWireless Group
Cable & Wireless plc                  Liberty Media Group
SBC Communications Inc.               NTT Mobile Communication Network Inc.
VoiceStream Wireless Corp.            United States Cellular Corp.
-----------------------------------------------------------------------------

NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                           -----------

               COMMON STOCKS -- 86.6%
               AEROSPACE -- 1.0%
   120,879     Lockheed Martin Corp. ............................     $3,984,172
                                                                      ----------
               BROADCASTING -- 1.1%
    60,744     CanWest Global Communications Corp. ..............        801,061
    35,000     Chris-Craft Industries Inc.+ .....................      2,883,125
    70,000     Paxson Communications Corp., Cl. A+ ..............        805,000
     1,000     TiVo Inc.+ .......................................         19,375
                                                                      ----------
                                                                       4,508,561
                                                                      ----------
               BUILDING AND CONSTRUCTION-- 0.1%
     5,330     Bouygues SA ......................................        268,560
                                                                      ----------
               BUSINESS SERVICES -- 0.8%
     9,000     Carlisle Holdings Ltd.+ ..........................         71,437
     4,000     Convergys Corp.+ .................................        155,500
    18,000     Donnelley (R.H.) Corp. ...........................        380,250
    37,000     IDT Corp.+ .......................................      1,438,375
    70,000     Securicor Group plc ..............................        144,117
     1,000     StarTek Inc.+ ....................................         29,000
    12,600     Vivendi ..........................................        936,183
                                                                      ----------
                                                                       3,154,862
                                                                      ----------
               CABLE -- 4.5%
    13,000     Adelphia Communications Corp., Cl. A+ ............        358,312
    11,500     Austar United Communications Ltd.+ ...............         25,846
   110,000     Cablevision Systems Corp., Cl. A+ ................      7,294,375
    35,000     Charter Communications Inc., Cl. A+ ..............        569,297
    27,000     Comcast Corp., Cl. A .............................      1,098,562
    27,000     Comcast Corp., Cl. A, Special ....................      1,105,312
    11,550     Cox Communications Inc.+ .........................        441,787
    24,000     Mediacom Communications Corp.+ ...................        387,000
    72,560     NTL Inc.+ ........................................      3,360,435
    25,090     Telewest Communications plc, ADR+ ................        489,255
   105,000     UnitedGlobalCom Inc., Cl. A+ .....................      3,150,000
    10,000     Videotron Groupe .................................        296,751
                                                                      ----------
                                                                      18,576,932
                                                                      ----------

               COMMUNICATIONS EQUIPMENT -- 4.0%
    20,000     360networks Inc.+ ................................        392,500
   200,000     Allen Telecom Inc.+ ..............................      3,387,500
   120,000     Champion Technology Holdings, ADR ................         16,392
    15,000     Communications Systems Inc. ......................        200,625
    32,000     Ericsson (L.M.) Telephone Co., Cl. B, ADR ........        474,000
   100,000     Furukawa Electric Co. Ltd. .......................      2,762,354
     2,500     General Semiconductor Inc. .......................         30,469
    17,000     GN Store Nord A/S ................................      2,412,990
     3,500     L-3 Communications Holdings Inc.+ ................        197,750
     6,000     Lucent Technologies Inc. .........................        183,375
    44,625     Motorola Inc. ....................................      1,260,656
    28,000     Nokia Corp., Cl. A, ADR ..........................      1,114,750
    30,000     Nortel Networks Corp. ............................      1,786,875


                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                           -----------
    24,000     Scientific-Atlanta Inc. ..........................     $1,527,000
       500     Siemens AG, ADR ..................................         64,307
   300,000     Time Engineering Berhad+ .........................        233,684
    15,000     TNT Post Group NV, ADR ...........................        348,750
                                                                      ----------
                                                                      16,393,977
                                                                      ----------

               COMPUTER SOFTWARE AND SERVICES -- 0.4%
     1,000     America Online Latin America Inc.+ ...............          7,875
     3,230     EarthLink Inc.+ ..................................         29,474
     9,000     El Sitio Inc. ....................................         33,750
   135,000     Genuity Inc.+ ....................................        881,719
       400     Geoworks Corp. ...................................          2,950
     2,500     Korea Thrunet Co. Ltd., Cl. A+ ...................         14,687
    16,500     NBC Internet Inc., Cl. A+ ........................        108,281
    18,000     Net2Phone Inc.+ ..................................        405,000
     3,000     T-Online International AG+ .......................         66,447
       400     Via Net.Works Inc.+ ..............................          3,850
                                                                      ----------
                                                                       1,554,033
                                                                      ----------

               DIVERSIFIED INDUSTRIAL -- 0.1%
    25,000     Hutchison Whampoa Ltd. ...........................        331,863
                                                                      ----------

               ENERGY AND UTILITIES -- 2.8%
   340,000     Conectiv Inc. ....................................      6,077,500
     3,000     E'Town Corp. .....................................        200,625
   170,000     El Paso Electric Co.+ ............................      2,340,900
    12,000     Florida Public Utilities Co. .....................        189,750
    10,000     LG&E Energy Corp. ................................        244,375
     5,000     Montana Power Co. ................................        166,875
    36,000     SCANA Corp. ......................................      1,111,500
     8,000     SJW Corp. ........................................        950,000
                                                                      ----------
                                                                      11,281,525
                                                                      ----------

               ENTERTAINMENT -- 4.4%
     2,050     Fisher Companies Inc. ............................        147,600
    68,870     Gemstar-TV Guide International Inc.+ .............      6,004,603
     6,000     Liberty Digital Inc.+ ............................        121,500
   459,998     Liberty Media Group, Cl. A+ ......................      8,279,964
    62,000     Metromedia International Group Inc.+ .............        231,880
    10,000     Seagram Co. ......................................        574,375
    12,000     Time Warner Inc. .................................        939,000
    15,000     USA Networks Inc.+ ...............................        329,062
    20,000     Viacom Inc., Cl. A+ ..............................      1,170,000
                                                                      ----------
                                                                      17,797,984
                                                                      ----------

               EQUIPMENT AND SUPPLIES -- 0.2%
     9,000     Amphenol Corp., Cl. A+ ...........................        512,437
    20,000     Thyssen Krupp AG+ ................................        271,787
                                                                      ----------
                                                                         784,224
                                                                      ----------

               PUBLISHING -- 0.7%
    30,000     Harcourt General Inc. ............................      1,770,000
    10,300     Media General Inc., Cl. A ........................        442,900

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                            ----------


               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
     8,000     News Corp. Ltd., ADR .............................     $  448,500
    12,000     Telegraaf Holdingsmij - CVA ......................        252,021
                                                                      ----------
                                                                       2,913,421
                                                                      ----------

               RETAIL -- 0.0%
     9,229     Webvan Group Inc.+ ...............................         21,341
                                                                      ----------

               SATELLITE -- 3.3%
       500     Asia Satellite Telecommunications
               Holdings Ltd., ADR ...............................         12,500
     1,000     British Sky Broadcasting Group, ADR ..............         94,000
    48,000     EchoStar Communications Corp., Cl. A+ ............      2,532,000
   175,000     General Motors Corp., Cl. H+ .....................      6,506,500
    16,000     Globalstar Telecommunications Ltd.+ ..............        138,000
    35,500     Liberty Satellite & Technology Inc., Cl. A+ ......        377,187
   155,000     Loral Space & Communications Ltd.+ ...............        949,375
    12,000     Orbital Sciences Corp.+ ..........................        100,500
    70,000     PanAmSat Corp.+ ..................................      2,235,625
    10,000     Pegasus Communications Corp.+ ....................        483,125
    10,000     PT Indosat Tbk, ADR ..............................         80,000
                                                                      ----------
                                                                      13,508,812
                                                                      ----------
               TELECOMMUNICATIONS: BROADBAN -- 0.9%
     1,000     Adelphia Business Solutions Inc.+ ................         11,812
    38,000     BroadWing Inc.+ ..................................        971,375
     4,500     Choice One Communications Inc.+ ..................         54,844
     3,500     Colt Telecom Group plc+ ..........................        385,875
     7,000     Davel Communications Group Inc.+ .................          1,330
    10,000     Golden Telecom Inc. ..............................        173,750
    25,000     ICG Communications Inc.+ .........................         10,937
     5,000     Intermedia Communications Inc.+ ..................        147,500
     1,500     Jazztel plc, ADR+ ................................         33,750
    18,000     McLeodUSA Inc., Cl. A+ ...........................        257,625
    27,000     Nextlink Communications Inc.+ ....................        950,063
     8,000     NorthPoint Communications Group Inc.+ ............         71,000
   150,000     Pacific Century CyberWorks Ltd. ..................        169,298
    20,667     Pacific Century CyberWorks Ltd., ADR+ ............        227,337
     5,000     Startec Global Communications Corp.+ .............         29,687
    10,000     United Pan-Europe
                 Communications NV, Cl. A, ADR+ .................        194,375
    10,000     USN Communications Inc.+ .........................            175
                                                                      ----------
                                                                       3,690,733
                                                                      ----------

               TELECOMMUNICATIONS: LOCAL -- 16.4%
    96,924     Aliant Inc. ......................................      2,396,319
     3,000     Allegiance Telecom Inc.+ .........................        111,750
    82,000     ALLTEL Corp. .....................................      4,279,375
    30,000     AT&T Canada Inc., Cl. B+ .........................        915,000
    15,200     Atlantic Tele-Network Inc. .......................        167,200
    55,000     BellSouth Corp. ..................................      2,213,750
     5,000     Brasil Telecom Participacoes SA, ADR .............        291,250



                                                                        MARKET
     SHARES                                                             VALUE
     ------                                                           ----------
    330,000    CenturyTel Inc. ................................      $ 8,992,500
        500    Cia Riograndense Telecom .......................              193
    400,000    Citizens Communications Co. ....................        5,375,000
    122,817    Commonwealth Telephone Enterprises Inc.+ .......        4,528,877
     40,500    Commonwealth Telephone
                 Enterprises Inc., Cl. B+ .....................        1,630,125
      4,800    Conestoga Enterprises Inc. .....................           92,400
    104,850    CoreComm Ltd.+ .................................          832,247
     20,000    E.Spire Communications Inc. ....................           58,750
     25,000    Eircom plc .....................................           55,152
     30,000    Electric Lightwave Inc., Cl. A+ ................          255,000
    150,000    First Pacific Co. Ltd. .........................           44,729
     15,000    First Pacific Co. Ltd., ADR ....................           22,365
      9,520    Global Telesystems Group Inc.+ .................           43,435
     65,000    RCN Corp.+ .....................................        1,348,750
    255,000    Rogers Communications Inc., Cl. B, ADR+ ........        6,040,312
    220,000    SBC Communications Inc. ........................       11,000,000
      9,000    Shenandoah Telecommunications Co. ..............          303,750
     45,000    Sonera Group Oyj ...............................        1,143,624
     25,693    Tele Norte Leste Participacoes SA, ADR .........          587,727
     20,000    Telecom Argentina Stet France
                 Telecom SA, ADR ..............................          432,500
  1,000,000    TelecomAsia Corp. Public Co. Ltd. ..............          669,510
      4,000    Time Warner Telecom Inc., Cl. A+ ...............          193,250
    265,000    Verizon Communications .........................       12,835,938
                                                                     -----------
                                                                      66,860,778
                                                                     -----------

                TELECOMMUNICATIONS: LONG DISTANCE -- 5.9%
    214,994     AT&T Corp. .....................................       6,315,449
     25,000     Call-Net Enterprises Inc.+ .....................          40,209
        270     DDI Corp. ......................................       1,774,015
     23,000     Embratel Participacoes SA, ADR+ ................         425,500
     68,000     General Communication Inc., Cl. A+ .............         486,625
    140,000     Global Crossing Ltd.+ ..........................       4,340,000
     14,000     KDD Corp. ......................................         992,412
    135,000     Qwest Communications International Inc.+ .......       6,488,438
      4,000     RSL Communications Ltd., Cl. A+ ................           8,000
     60,000     Sprint Corp.+ ..................................       1,758,750
     25,000     Teleglobe Inc. .................................         525,281
      5,000     Telegroup Inc.+ ................................              38
     40,000     VDC Communications Inc.+ .......................          20,000
     38,000     Viatel Inc.+ ...................................         389,500
     12,000     WorldCom Inc.+ .................................         364,500
                                                                     -----------
                                                                      23,928,717
                                                                     -----------

                TELECOMMUNICATIONS: NATIONAL -- 13.4%
    200,000     BCE Inc. .......................................       4,675,000
      1,500     British Telecommunications plc, ADR ............         160,594
     15,000     Cable & Wireless plc ...........................         214,013
    265,000     Cable & Wireless plc, ADR ......................      11,279,063
 11,345,454     Cable & Wireless Jamaica Ltd. ..................         742,855
        500     China Unicom Ltd., ADR+ ........................          10,906

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                            ----------

               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS: NATIONAL (CONTINUED)
    64,000     Compania de Telecomunicaciones
                 de Chile SA, ADR ...............................     $1,112,000
    31,000     Deutsche Telekom AG, ADR+ ........................      1,061,750
     2,500     France Telecom SA, ADR ...........................        263,125
     4,707     Hellenic Telecommunications
                 Organization SA ................................         90,537
     2,200     Hellenic Telecommunications
                 Organization SA, ADR+ ..........................         20,350
    17,500     HPY Holding - HTF Holding Oyj Abp, Cl. A .........        625,265
     8,000     Hungarian Telephone & Cable Corp.+ ...............         41,000
        80     Japan Telecom Co. Ltd. ...........................      2,309,828
     5,000     Korea Telecom Corp. ..............................        299,511
    30,209     KPN NV, ADR ......................................        653,270
       500     Magyar Tavkozlesi Rt, ADR ........................         11,781
       237     Nippon Telegraph & Telephone Corp. ...............      2,324,820
    11,500     Nippon Telegraph & Telephone Corp., ADR ..........        563,500
     1,500     Pakistan Telecommunications, GDR (a) .............         66,267
    54,000     Philippine Long Distance
                 Telephone Co., ADR .............................        924,750
    60,000     Portugal Telecom SA, ADR .........................        607,500
    21,600     PT Telekomunikasi Indonesia, ADR .................        135,000
     7,000     Rostelecom, ADR ..................................         61,688
   100,000     Singapore Telecommunications Ltd. ................        156,297
   110,000     Swisscom AG, ADR .................................      2,708,750
    20,000     Tele Danmark A/S, ADR ............................        562,500
    21,000     Telecom Corp. of New Zealand Ltd., ADR ...........        420,000
   190,000     Telecom Italia SpA ...............................      2,018,637
    19,000     Telecom Italia SpA, ADR ..........................      1,995,000
 3,355,677     Telecomunicacoes de Rio de Janeiro SA ............        100,399
   123,011     Telefonica SA, ADR ...............................      7,311,466
     5,435     Telefonica SA, BDR+ ..............................        107,523
    53,000     Telefonos de Mexico SA, Cl. L, ADR ...............      2,818,938
   304,000     Telekom Malaysia Berhad ..........................        800,000
     2,400     Telstra Corp. Ltd., ADR ..........................         39,000
    71,079     TELUS Corp. ......................................      1,913,228
   200,000     TELUS Corp., Non-Voting ..........................      5,197,291
     8,075     Thai Telephone & Telecom, GDR+ (a) ...............          2,826
     3,000     Veba AG ..........................................        154,998
                                                                      ----------
                                                                      54,561,226
                                                                      ----------
               WIRELESS COMMUNICATIONS -- 26.6%
    40,000     ABC Communications Holdings Ltd. .................          4,515
    10,000     AirGate PCS Inc.+ ................................        448,750
   425,000     AT&T Wireless Group+ .............................      8,871,875
       500     Celular CRT Participacoes ........................            171
    20,000     Centennial Cellular Corp., Cl. A+ ................        440,000
     1,200     China Mobile (Hong Kong) Ltd., ADR+ ..............         38,925
     2,000     Clearnet Communications Inc., Cl. A+ .............         88,625
    35,000     CP Pokphand, ADR+ ................................         20,538
    11,000     Dobson Communications Corp., Cl. A+ ..............        161,563




                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                            ----------
     5,300     Easycall Group+ ..................................     $      947
   240,000     Europolitan Holdings AB ..........................      2,267,204
    42,988     Grupo Iusacell SA de CV, ADR+ ....................        510,483
    26,000     Himachal Futuristic (a) ..........................      2,431,000
    24,000     Jasmine International+ ...........................          4,835
    44,000     Leap Wireless International Inc.+ ................      2,752,750
    50,000     Libertel NV+ .....................................        604,462
     2,000     Metricom Inc.+ ...................................         51,500
     1,500     Metrocall Inc.+ ..................................          4,500
    56,000     Microcell Telecommunications Inc.+ ...............      1,627,500
     3,000     Motient Corp.+ ...................................         42,375
   130,000     Nextel Communications Inc., Cl. A+ ...............      6,077,500
     5,000     Nextel Partners Inc., Cl. A+ .....................        145,625
       270     NTT Mobile Communication Network Inc.+ ...........      7,745,698
    35,000     PNV.net Inc. .....................................         35,000
    15,000     Powertel Inc.+ ...................................      1,140,937
   100,000     Price Communications Corp.+ ......................      1,956,250
   172,000     Rogers Wireless
                 Communications Inc., Cl. B+ ....................      5,224,500
    20,000     Rural Cellular Corp., Cl. A+ .....................      1,362,500
   145,000     SK Telecom Co. Ltd., ADR .........................      3,715,625
   150,000     Sprint Corp. (PCS Group)+ ........................      5,259,375
    80,000     Technology Resources Industries ..................         61,263
     2,300     Tele Celular Sul Participacoes SA, ADR ...........         69,000
     7,666     Tele Centro Oeste Celular
                 Participacoes SA, ADR ..........................         81,451
       460     Tele Leste Celular Participacoes SA, ADR .........         18,544
     1,150     Tele Nordeste Celular
                 Participacoes SA, ADR ..........................         54,050
       460     Tele Norte Celular Participacoes SA, ADR .........         18,400
     5,000     Telecel-Comunicacaoes Pessoais SA, ADR ...........         62,696
   901,000     Telecom Italia Mobile SpA ........................      7,282,800
    12,000     TeleCorp PCS Inc. ................................        228,000
     1,150     Telemig Celular Participacoes SA, ADR ............         60,878
   230,000     Telephone & Data Systems Inc. ....................     25,461,000
 5,272,417     Telesp Celular Participacoes SA ..................         43,151
     9,200     Telesp Celular Participacoes SA, ADR .............        303,025
    55,000     Teligent Inc., Cl. A+ ............................        715,000
    20,000     Total Access Communications plc+ .................         67,200
    12,000     Tritel Inc., Cl. A+ ..............................        171,750
    12,000     Triton PCS Holdings Inc., Cl. A+ .................        330,000
   110,000     United States Cellular Corp+ .....................      7,700,000
    12,000     Vimpel Communications, ADR+ ......................        231,750
    51,000     Vodafone Group plc ...............................      1,887,000
    80,000     VoiceStream Wireless Corp.+ ......................      9,285,000
    15,000     Western Wireless Corp., Cl. A+ ...................        534,375
    55,000     Winstar Communications Inc.+ .....................        852,500
                                                                     -----------
                                                                     108,554,361
                                                                     -----------
               TOTAL COMMON STOCKS ..............................    352,676,082
                                                                     -----------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                                            VALUE
     ------                                                        ------------

              PREFERRED STOCKS -- 0.4%
              ENTERTAINMENT -- 0.0%
      1,500   Metromedia International Group Inc.,
                7.25% Cv. Pfd. ................................    $     34,125
                                                                   ------------
              TELECOMMUNICATIONS: LOCAL -- 0.3%
     20,000   Citizens Communications Co.,
                5.00% Cv. Pfd. ................................       1,085,000
                                                                   ------------
              TELECOMMUNICATIONS: NATIONAL -- 0.1%
     11,000   Philippine Long Distance Telephone Co.,
                $3.50 Cv. Pfd., Ser. III ......................         397,375
     19,500   Telecomunicacoes de Parana SA, Pfd. .............             169
                                                                   ------------
                                                                        397,544
                                                                   ------------
              WIRELESS COMMUNICATIONS -- 0.0%
  3,355,677   Telerj Celular SA, Pfd., Cl. B+ .................          94,669
    197,928   Telesp Celular Participacoes SA, Pfd.+ ..........           2,596
                                                                   ------------
                                                                         97,265
                                                                   ------------
              TOTAL PREFERRED STOCKS ..........................       1,613,934
                                                                   ------------

              RIGHTS -- 0.0%
              TELECOMMUNICATIONS: LOCAL -- 0.0%
    315,789   TelecomAsia Corp. Public Co. Ltd., Rights .......               0
                                                                   ------------
              WIRELESS COMMUNICATIONS -- 0.0%
    527,242   Telesp Celular Participacoes SA, Rights .........               3
        920   Telesp Celular Participacoes SA,
                ADR, Rights+ ..................................               0
     19,793   Telesp Celular Participacoes SA,
                Pfd., Rights+,                                                0
                                                                   ------------
                                                                              3
                                                                   ------------
              TOTAL RIGHTS ....................................               3
                                                                   ------------

  PRINCIPAL
   AMOUNT
 ----------

              CORPORATE BONDS -- 0.3%
              TELECOMMUNICATIONS: NATIONAL -- 0.2%
 $1,000,000   Telekom Malaysia Berhad,
                4.00%, 10/03/04 (a) ...........................         875,000
                                                                   ------------





  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
  ---------                                                        ------------

              WIRELESS COMMUNICATIONS -- 0.1%
$   250,000   Technology Resources Industries,
                Sub. Deb. Cv.
                2.75%, 11/28/04 (a) ...........................    $    288,750
                                                                   ------------
              TOTAL CORPORATE BONDS ...........................       1,163,750
                                                                   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 14.0%
 57,522,000   U.S. Treasury Bills,
                6.12% to 6.27%++,
                due 10/05/00 to 12/28/00 ......................      57,284,700
                                                                   ------------
              TOTAL INVESTMENTS -- 101.3%
                (Cost $320,721,187) ...........................     412,738,469

              OTHER ASSETS AND
                LIABILITIES (NET) -- (1.3)% ...................      (5,400,672)
                                                                   ------------
              NET ASSETS -- 100.0%
                (17,089,048 shares outstanding) ...............    $407,337,797
                                                                   ============


                                               SETTLEMENT         NET UNREALIZED
                                                  DATE             APPRECIATION
                                               ----------         --------------
              FORWARD FOREIGN EXCHANGE CONTRACTS
  5,626,580(b)Deliver Hong Kong Dollars
                in exchange for
                USD 721,644 .................    08/03/01              $3,356
                                                                       ======
------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the market value of Rule 144A securities amounted to $3,663,843 or 0.9% of total net assets.
(b)   Principal amount denoted in Hong Kong Dollars.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depositary Receipt.
BDR - Brazilian Depositary Receipt.
GDR - Global Depositary Receipt.
USD - U.S. Dollars.

                                     % OF
                                    MARKET        MARKET
    GEOGRAPHIC DIVERSIFICATION       VALUE        VALUE
    --------------------------      ------     ------------
    North America ...............    76.5%     $315,590,365
    Latin America ...............     3.0%       12,213,139
    Europe ......................    10.5%       43,289,784
    Asia/Pacific Rim ............     5.6%       23,172,555
    Japan .......................     4.5%       18,472,626
                                    ------     ------------
                                    100.0%     $412,738,469
                                    ======     ============

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                 [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                    BOARD OF DIRECTORS
Mario J. Gabelli, CFA           Karl Otto Pohl
CHAIRMAN AND CHIEF              FORMER PRESIDENT
INVESTMENT OFFICER              DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Felix J. Christiana             Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT    MEDICAL DIRECTOR
DOLLAR DRY DOCK SAVINGS BANK    LAWRENCE HOSPITAL

Anthony J. Colavita             Anthonie C. van Ekris
ATTORNEY-AT-LAW                 MANAGING DIRECTOR
ANTHONY J. COLAVITA, P.C.       BALMAC INTERNATIONAL, INC.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

             OFFICERS AND PORTFOLIO MANAGERS
Mario J. Gabelli, CFA           Marc J. Gabelli
PRESIDENT AND CHIEF             ASSOCIATE PORTFOLIO MANAGER
INVESTMENT OFFICER

Bruce N. Alpert                 Ivan Arteaga, CFA
VICE PRESIDENT AND TREASURER    ASSOCIATE PORTFOLIO MANAGER

James E. McKee
SECRETARY

                      DISTRIBUTOR
                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
          State Street Bank and Trust Company

                     LEGAL COUNSEL
       Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB401Q300SR



                                                [PHOTO OF MARIO GABELLI OMITTED]

                                 THE
                                 GABELLI
                                 GLOBAL
                                 TELECOMMUNICATIONS
                                 FUND







                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2000